Basis of preparation (Details) € in Thousands, $ in Millions				1 Months Ended			12 Months Ended			145 Months Ended
	Oct. 24, 2023 EUR (€)	Oct. 24, 2023 USD ($)	Sep. 02, 2022 EUR (€)	Jul. 31, 2025 EUR (€)	Oct. 31, 2023 EUR (€)	Feb. 28, 2023 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Net loss							€ 336,102	€ 176,242	€ 147,740
Capital increases	€ 223,300	$ 235.8					648,124	0	€ 353,377	€ 1,194,700
Proceeds from borrowings										175,000
Proceeds from research tax credit							5,640	€ 4,493		41,200
Net proceeds from sale of royalty certificates			€ 2,931							2,900
Cash and cash equivalents and other short-term investments							€ 530,400			530,400
Conditional advances Bpifrance
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from government grants										17,100
Proceeds from conditional advances										€ 1,800
Registered direct offering
Disclosure of non-adjusting events after reporting period [line items]
Capital increases				€ 637,500	€ 223,300	€ 130,000